As filed with the Securities and Exchange Commission on December 16, 2010

File Nos. 333-14725 and 811-07873

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 24	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 27	☒

NUVEEN MUNICIPAL TRUST

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

(312) 917-7700

(Registrant’s Telephone Number, including Area Code)

Kevin J. McCarthy Vice President 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	Copy to Thomas S. Harman Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave, NW Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on January 15, 2011 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A for Nuveen Municipal Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until January 15, 2011, the effectiveness of Post-Effective Amendment No. 22 (“PEA No. 22”), which was filed with the Commission on September 3, 2010 (EDGAR Accession No. 0001193125-10-204655) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register the Nuveen Inflation Protected Municipal Bond Fund as a new series of the Trust. Since no other changes are being made to PEA No. 22 by means of this filing, Parts A, B and C of PEA No. 22 are incorporated herein by reference.

PART A—PROSPECTUS

The prospectus for the Nuveen Inflation Protected Municipal Bond Fund, a series of the Trust, is incorporated herein by reference to Part A of PEA No. 22.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Nuveen Inflation Protected Municipal Bond Fund is incorporated herein by reference to Part B of PEA No. 22.

PART C—OTHER INFORMATION

Part C is incorporated herein by reference to Part C of PEA No. 22.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 24 to Registration Statement No. 333-14725 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 16th day of December, 2010.

NUVEEN MUNICIPAL TRUST

/S/ KEVIN J. MCCARTHY
Kevin J. McCarthy, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			December 16, 2010

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (principal executive officer)			December 16, 2010

ROBERT P. BREMNER*	Chairman of the Board and Trustee	ý ï ï ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï ï þ	By*:	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY, Attorney-in-Fact December 16, 2010
JOHN P. AMBOIAN*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
WILLIAM J. SCHNEIDER*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERENCE J. TOTH*	Trustee

* An original power of attorney authorizing, among others, Gifford R. Zimmerman and Kevin J. McCarthy to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and filed with the Securities and Exchange Commission as Exhibit q to Post-Effective Amendment No. 20 to the Nuveen Multistate Trust II Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.